Transition To IFRS - Summary of Equity Investments in Associates and Joint Ventures (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2017
Disclosure of transition to IFRS [line items]
Equity investments in associates and joint ventures		$ 321,182
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of transition to IFRS [line items]
Equity investments in associates and joint ventures	$ 245,148	$ 29,737
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Prisma Medios de Pago S.A [member]
Disclosure of transition to IFRS [line items]
Equity investments in associates and joint ventures	245,250
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Ondara S.A. [member]
Disclosure of transition to IFRS [line items]
Equity investments in associates and joint ventures	$ (102)